Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Total	$ 606	$ 182	$ 1,200	$ 407
United states and Canada [Member]
Statement Line Items [Line Items]
Total	553	131	1,080	321
Europe [Member]
Statement Line Items [Line Items]
Total	$ 53	$ 51	$ 120	$ 86